Note 15 - Income Tax - Deferred Tax Assets (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Investment in GRC	$ (17,547,236)	$ 0
Non-capital losses carry-forward	7,498,696	0
Others	180,681	0
Net deferred tax liability	$ (9,867,859)	$ 0